Basis of Preparation (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€) € / shares		Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2022 USD ($)
Disclosure Of Basis Of Preparation [Line Items]
Fixed Assets	€ 365,756		€ 340,897	[1]		$ 390,077
Deferred tax	6,770		9,044	[1]		7,220
Accumulated deficit	(7,256)		(6,899)	[1]		(7,738)
Non-Controlling Interest	(12,647)		(1,731)	[1]		$ (13,488)
Revenues	53,360	$ 56,908	45,721	[2]	€ 9,645
Operating expenses	(24,089)	(25,691)	(17,590)	[2]	(4,951)
Depreciation and amortization expenses	(16,092)	(17,162)	(15,116)	[2]	(2,975)
Tax benefit (taxes on income)	(2,103)	(2,243)	2,281	[2]	125
Profit (loss) attributable to:
Owners of the Company	(357)	(381)	(15,090)	[2]	(4,627)
Non-controlling interests	€ 497	$ 528	€ (4,550)	[2]	€ (1,541)
Earnings (loss) per share
Basic earnings (loss) per share | (per share)	€ (0.03)	$ (0.03)	€ (1.18)		€ (0.38)
Diluted earnings (loss) per share | (per share)	€ (0.03)	$ (0.03)	€ (1.18)		€ (0.38)
Previously stated [member]
Disclosure Of Basis Of Preparation [Line Items]
Fixed Assets			€ 340,065
Deferred tax			8,836
Accumulated deficit			(7,217)
Non-Controlling Interest			(2,037)
Revenues			44,783
Operating expenses			(17,524)
Depreciation and amortization expenses			(15,076)
Tax benefit (taxes on income)			2,489
Profit (loss) attributable to:
Owners of the Company			(15,408)
Non-controlling interests			€ (4,856)
Earnings (loss) per share
Basic earnings (loss) per share | € / shares			€ (1.2)
Diluted earnings (loss) per share | € / shares			€ (1.2)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Basis Of Preparation [Line Items]
Fixed Assets			€ 832
Deferred tax			208
Accumulated deficit			318
Non-Controlling Interest			306
Revenues			938
Operating expenses			(66)
Depreciation and amortization expenses			(40)
Tax benefit (taxes on income)			(208)
Profit (loss) attributable to:
Owners of the Company			318
Non-controlling interests			€ 306
Earnings (loss) per share
Basic earnings (loss) per share | € / shares			€ 0.02
Diluted earnings (loss) per share | € / shares			€ 0.02

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.
[2]	Restated following application of an amendment to IAS 16 - see Note 2C.